Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments and other current assets
net provision for other current assets	¥ 124,581	¥ 731	¥ 32,476